Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

9.     Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities:

	As of December 31,
	2018	2019
	RMB	RMB
Customer deposits	13,453	8,220
Accrued expenses	114,935	66,264
Accrued property, equipment and software related payables	11,545	4,294
Others	8,007	16,923
Total	147,940	95,701